Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,059,899	¥ 981,379
Book value of guarantee liabilities	55,245	51,368
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	175,623	166,906
Book value of guarantee liabilities	¥ 1,436	¥ 1,227
Maturity of the longest contract (Years)	2059	2058
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 343,119	¥ 297,153
Book value of guarantee liabilities	¥ 42,400	¥ 37,596
Maturity of the longest contract (Years)	2030	2029
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 40,395	¥ 28,408
Book value of guarantee liabilities	¥ 4,701	¥ 5,021
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 263	¥ 615
Book value of guarantee liabilities	¥ 1	¥ 230
Maturity of the longest contract (Years)	2024	2025
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 500,499	¥ 488,297
Book value of guarantee liabilities	¥ 6,707	¥ 7,294
Maturity of the longest contract (Years)	2026	2025